                                              Rule 497(d)
                                              Reg. No. 33-66108



                       National Municipal Trust Series 164


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.